Vessels, net - Impairment loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	$ 0	$ 0	$ (4,615)
m/v River Globe [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			(332)
m/v Sky Globe [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			(1,231)
m/v Star Globe [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			(460)
m/v Sun Globe [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			(2,013)
m/v Moon Globe [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			$ (579)